Defined Contribution Bonus and Profit Sharing Plans Schedule of Defined Contribution Plans Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plans expense	$ 7,228	$ 6,217	$ 3,380